Operating leases - Schedule of Operating Lease Maturity (Details) $ in Thousands	Sep. 30, 2026 USD ($)
Leases [Abstract]
Year 1	$ 37,144
Year 2	32,514
Year 3	23,972
Year 4	14,518
Year 5	8,444
Thereafter	26,808
Total future minimum lease payments	143,400
Lease imputed interest	(13,361)
Total	$ 130,039